Investment Portfolio
(UNAUDITED) | 07.31.2020
CARILLON CLARIVEST CAPITAL APPRECIATION FUND
COMMON STOCKS - 98.5%	Shares	Value
Aerospace & defense - 0.5%
Northrop Grumman Corp.	7,500	$2,437,575
Air freight & logistics - 0.3%
FedEx Corp.	8,900	1,498,760
Beverages - 0.5%
Keurig Dr Pepper, Inc.	74,100	2,266,719
Biotechnology - 4.0%
AbbVie, Inc.	79,500	7,545,345
Amgen, Inc.	30,000	7,340,100
Vertex Pharmaceuticals, Inc.*	16,200	4,406,400
Building products - 0.6%
Carrier Global Corp.*	111,484	3,036,824
Capital markets - 0.8%
The Bank of New York Mellon Corp.	56,100	2,011,185
The Goldman Sachs Group, Inc.	9,000	1,781,640
Communications equipment - 0.6%
Cisco Systems, Inc.	58,100	2,736,510
Electronic equipment, instruments & components - 0.6%
Keysight Technologies, Inc.*	26,400	2,637,096
Entertainment - 1.9%
Activision Blizzard, Inc.	58,700	4,850,381
Netflix, Inc.*	9,100	4,448,808
Equity real estate investment trusts (REITs) - 1.5%
American Tower Corp.	27,700	7,240,503
Food & staples retailing - 2.6%
Costco Wholesale Corp.	14,400	4,687,632
Sprouts Farmers Market, Inc.*	86,900	2,292,422
Wal-Mart, Inc.	43,700	5,654,780
Food products - 0.8%
Campbell Soup Co.	72,300	3,583,911
Health care equipment & supplies - 0.9%
Stryker Corp.	9,000	1,739,700
Zimmer Biomet Holdings, Inc.	20,600	2,778,116
Health care providers & services - 5.5%
Centene Corp.*	54,340	3,545,685
CVS Health Corp.	57,200	3,600,168
Laboratory Corp. of America Holdings*	11,500	2,218,580
McKesson Corp.	21,500	3,228,440
UnitedHealth Group, Inc.	46,100	13,958,158
Health care technology - 0.9%
Veeva Systems, Inc., Class A*	15,800	4,180,206

Hotels, restaurants & leisure - 0.6%
Dominos Pizza, Inc.	7,500	2,899,575
Household durables - 2.1%
D.R. Horton, Inc.	40,700	2,692,712
Lennar Corp., Class A	50,900	3,682,615
PulteGroup, Inc.	81,900	3,570,840
Household products - 0.9%
The Procter & Gamble Co.	31,500	4,130,280
Insurance - 0.4%
MetLife, Inc.	47,600	1,801,660
Interactive media & services - 7.6%
Alphabet, Inc., Class A*	7,714	11,478,046
Alphabet, Inc., Class C*	7,712	11,436,588
Facebook, Inc., Class A*	53,900	13,672,813
Internet & direct marketing retail - 8.8%
Amazon.com, Inc.*	11,600	36,710,288
eBay, Inc.	66,200	3,659,536
Etsy, Inc.*	17,500	2,071,650
IT services - 12.8%
Akamai Technologies, Inc.*	34,400	3,867,936
Booz Allen Hamilton Holding Corp.	28,600	2,338,336
Fidelity National Information Services, Inc.	37,028	5,417,566
Fiserv, Inc.*	55,500	5,538,345
FleetCor Technologies, Inc.*	8,500	2,197,845
Global Payments, Inc.	20,900	3,720,618
MasterCard, Inc., Class A	39,630	12,227,044
PayPal Holdings, Inc.*	63,700	12,489,659
Visa, Inc., Class A	72,300	13,765,920
Life sciences tools & services - 1.8%
Thermo Fisher Scientific, Inc.	20,600	8,527,370
Machinery - 0.5%
Cummins, Inc.	13,100	2,531,706
Multiline retail - 1.0%
Target Corp.	39,400	4,959,672
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	104,400	6,124,104
Eli Lilly & Co.	25,300	3,802,337
Real estate management & development - 0.4%
CBRE Group, Inc., Class A*	46,785	2,049,651
Semiconductors & semiconductor equipment - 8.8%
Broadcom, Inc.	7,300	2,312,275
Intel Corp.	52,900	2,524,917
KLA Corp.	21,300	4,256,379
Lam Research Corp.	10,200	3,847,032
Micron Technology, Inc.*	44,400	2,222,442
NVIDIA Corp.	26,600	11,294,094
QUALCOMM, Inc.	56,300	5,945,843
Teradyne, Inc.	63,000	5,604,480
Texas Instruments, Inc.	34,400	4,387,720

Software - 15.3%
Adobe, Inc.*	20,500	9,108,560
Cloudflare, Inc., Class A*	36,900	1,535,778
Crowdstrike Holdings, Inc., Class A*	12,600	1,426,320
Fortinet, Inc.*	17,600	2,434,080
Microsoft Corp.	190,100	38,972,401
salesforce.com, Inc.*	37,100	7,228,935
SS&C Technologies Holdings, Inc.	38,400	2,208,000
Synopsys, Inc.*	47,100	9,383,262
Zoom Video Communications, Inc., Class A*	5,700	1,447,287
Specialty retail - 3.5%
Advance Auto Parts, Inc.	14,700	2,207,058
AutoZone, Inc.*	3,200	3,863,744
The Home Depot, Inc.	41,000	10,885,090
Technology hardware, storage & peripherals - 9.2%
Apple, Inc.	103,966	44,189,709
Trading companies & distributors - 0.7%
United Rentals, Inc.*	22,900	3,557,973
Total common stocks (cost $230,125,478)		473,913,735
Total investment portfolio (cost $230,125,478) - 98.5%		473,913,735
Other assets in excess of liabilities - 1.5%		7,035,676
Total net assets - 100.0%		$480,949,411

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.